Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net Loss	$ (2,218,062)	$ (1,755,042)	$ (980,098)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation and amortization	307,563	301,368	59,834
Bad debt expense		(7,237)
Change in operating assets and liabilities:
Account receivable, net	(415,749)		45,318
Prepaid expenses	123,896	40,281	(171,256)
Inventories, net	(1,195,104)	(207,488)	(49,855)
Other current assets	(21,551)	(5,819)	(25,432)
Advances to suppliers, net	(58,015)	(579,778)	(39,737)
Rent deposit		(41,407)	(43,214)
Deferred offering costs	(339,727)	(312,936)
Accounts payable	4,198,669	790,113	399,944
Advances from customers	3,570,025	1,339,505	132,769
Tax payable	(98,610)	(21,268)	28,009
Lease liability	(227,221)	(199,286)	(22,883)
Accrued expenses and other current liabilities	1,225,660	249,925	133,377
Net cash provided by (used in) operating activities	4,851,774	(409,069)	(533,224)
Cash flows from investing activities:
Investment in loan receivable	(26,500,000)
Investment in office renovation			(272,361)
Short term investment	72,420	(72,371)
Purchase of property and equipment	(27,705)	(80,573)	(29,722)
Net cash used in investing activities	(26,455,285)	(152,944)	(302,083)
Cash flows from financing activities:
Proceeds from related parties loans	1,005,461	107,976	817,387
IPO proceeds due to related party	4,999,550
Proceeds from initial public offering	21,500,450
Capital contributions	166,565	896,958	106,489
Net cash provided by financing activities	27,672,026	1,004,934	923,876
Effect of changes of foreign exchange rate on cash	413,155	4,014	1,252
NET INCREASE IN CASH	6,481,670	446,935	89,821
CASH, BEGINNING OF THE PERIOD	546,294	99,359	9,538
CASH , END OF THE PERIOD	7,027,964	546,294	99,359
SUPPLEMENTARY CASH FLOW INFORMATION:
Right of use assets obtained in exchange for operating lease liabilities			442,589
Deferred offering cost reduces additional paid-in capital	$ 652,871